Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 80,536,183	$ 81,055,288
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	80,536,183	81,055,288
Liabilities:
Warrant Liability – Public Warrants	6,476,686	5,635,000
Level 2 [Member]
Liabilities:
Warrant Liability – Private Warrants	$ 2,601,480	$ 3,398,095